Offerings	Sep. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under the Fourth Amended and Restated 2018 Stock Incentive Plan
Amount Registered | shares	145,000
Proposed Maximum Offering Price per Unit	1.85
Maximum Aggregate Offering Price	$ 268,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37.05
Offering Note	1 a. In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall be deemed to cover any additional shares of Common Stock, $0.001 par value per share (the "Common Stock") of Aptevo Therapeutics Inc. (the "Company") that become issuable under the Fourth Amended and Restated 2018 Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable. b. Represents 145,000 shares of Common Stock reserved for issuance under the Fourth Amended and Restated 2018 Stock Incentive Plan. c. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act based upon the average of the high and low sale prices of the Common Stock as reported on the Nasdaq Stock Market on September 23, 2026. d. The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under the Fifth Amended and Restated 2018 Stock Incentive Plan
Amount Registered | shares	180,000
Proposed Maximum Offering Price per Unit	1.85
Maximum Aggregate Offering Price	$ 333,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 45.99
Offering Note	2 a. In accordance with Rule 416(a) under the Securities Act, the Registration Statement shall be deemed to cover any additional shares of Common Stock that become issuable under the Fifth Amended and Restated 2018 Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable. b. Represents 180,000 shares of Common Stock reserved for issuance under the Fifth Amended and Restated 2018 Stock Incentive Plan. c. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act based upon the average of the high and low sale prices of the Common Stock as reported on the Nasdaq Stock Market on September 23, 2026. d. The Registrant does not have any fee offsets.